                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-8287

                     Cohen & Steers Equity Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                      757 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                                Robert H. Steers
                     Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 832-3232

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2003

Item 1. Reports to Stockholders.

The registrant's semi-annual report to shareholders, for the period ended June 30, 2003, is hereby included.

Item 9. Controls and Procedures.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a)(2)(i) Certification, dated as of August 19, 2003, of Robert H. Steers, principal executive officer of the registrant.

(a)(2)(ii) Certification, dated as of August 19, 2003, of Martin Cohen, principal financial officer of the registrant.

(b) (1) Certification, dated as of August 19, 2003, of Robert H. Steers, chief executive officer, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002.

(b) (2) Certification, dated as of August 19, 2003, of Martin Cohen, chief financial officer, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EQUITY INCOME FUND, INC.

         By: /s/ Robert H. Steers, Chairman

         Date: August 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By: /s/ Robert H. Steers, Chairman, Secretary and principal executive officer

         Date: August 19, 2003

         By: /s/ Martin Cohen, President, Treasurer and principal financial officer

         Date: August 19, 2003

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

July 23, 2003

To Our Shareholders:

    We are pleased to submit to you our report for the quarter and six months ended June 30, 2003. The net asset values per share at that date were $12.66, $12.33, and $12.33 for Class A, Class B, and Class C shares, respectively. Class I shares had a net asset value of $12.83. In addition, a distribution of $0.19 per share was declared for shareholders of record on June 19, 2003 and paid on June 20, 2003 to all four classes of shares.

MIDYEAR REVIEW

    For the quarter, Cohen & Steers Equity Income Fund had a total return, based on income and change in net asset value, of 13.5% for Class A shares. Class B and C shares both returned 13.3% for the quarter. Class I shares returned 13.6%. This compares to the NAREIT Equity REIT Index's(a) total return of 13.1%. For the six months ended June 30, 2003 the fund's total return was 14.3% for Class A shares. Class B shares and C shares both returned 14.0%. Class I shares returned 14.6%. The NAREIT Equity REIT Index's total return was 13.9%. Fund performance information does not take into account sales loads or contingent deferred sales charges, if any.

    At long last, nearly every sector of the U.S. financial markets provided exceptional returns in the second quarter. REITs extended their winning streak to over three years, and posted their best quarterly return since the fourth quarter of 1996. In addition, the stock market arose from its three year slump and posted its best performance (15.4% total return for the S&P 500 Index) since the fourth quarter of 1998. Bonds extended what has now been, effectively, a 22-year bull market, with the 30-year Treasury bond registering a total return of 5.4%.

    There was an avalanche of geopolitical and economic news in the past three months, most of it with positive implications. War in Iraq abated while steps toward peace in the Middle East were promising. Congress passed tax cut legislation, with a great deal of benefit going to investors by virtue of lowered levies on dividends and capital gains. Interest rates reached their lowest level in over 50 years, as the Fed's accommodative monetary policy continued unabated. Consumer and business confidence clearly began to rise, and more Americans now own homes than ever before.

    While these positive developments have yet to ignite job creation, capital spending and strong overall economic growth -- with the exception of housing -- we believe that forecasts for accelerated growth in the second

-------------------
(a) The NAREIT Equity REIT Index is an unmanaged, market capitalization weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate. The index is designed to reflect the performance of all publicly traded equity REITs as a whole.

--------------------------------------------------------------------------------
                                       1

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

half of 2003 and beyond have clearly gained credibility. We believe this renewed optimism has helped the outlook for both real estate and REITs.

    We are very pleased with our performance relative to our benchmarks. The strongest contributors to our out-performance were our overweight in the regional mall sector and our underweight in the apartment, hotel and self storage sectors. Also contributing to our out-performance was our stock selection in the health care, apartment and industrial sectors. Our investment in REIT preferred stocks detracted from our performance, as the total return of these securities, though positive, lagged that of the overall REIT market.

    REITs are operating in an environment that they have never before experienced. In nearly all of the previous cycles that we can remember, when coming out of a recession real estate fundamentals have been dismal, property owners were in distress, and equity and debt capital was unavailable at a reasonable price as investors and lenders shunned the asset class. In this cycle, however, there is virtually no distress on the part of any major property owners. While there is no doubt that real estate fundamentals are weak -- vacancy rates are high and many property-level cash flows have been flat or declining -- fundamentals are more disparate across sectors than we have ever seen coming out of a recession. Most notable is the retail sector where occupancies and rents remain very strong. Instead of capital fleeing the industry, it is now more plentiful than ever and has never carried a lower cost. Investors that have been waiting for an opportunity to acquire assets at bargain prices have been disappointed, as prices have remained firm, or even risen, nearly across the board.

    Consequently, the opportunity set for REITs is entirely different from past history. Instead of an asset pricing opportunity, property owners now have a liability pricing opportunity. Record low interest rates have allowed REITs to refinance existing higher cost debt and boost earnings, just as homeowners and homebuyers have been doing as they finance and refinance their mortgages. In addition, REITs have been able to take advantage of the strong demand for property by selling assets, enabling them to reposition and upgrade the quality of their portfolios, while simultaneously strengthening their balance sheets. For some investors, REITs themselves are the opportunity -- there were four major acquisitions of public REITs in the first half of the year, and we suspect that there will be even more merger and acquisition activity in the second half of the year.

    The strong REIT equity market offered renewed opportunities in the first half of the year. Two initial public offerings were completed in late June, as American Financial Realty and Maguire Properties together raised $1.4 billion in common stock. This compares to just one IPO in 2002 (Heritage Properties), which raised $450 million. Lower interest rates enabled REITs to tap the preferred stock market as $1.7 billion was raised in the first half of 2003, compared to $1.2 billion in the first half of 2002. Much of this capital was used to refinance, at lower rates, preferred issues that reached their call dates. An important source of demand for these securities has been mutual funds specializing strictly in preferred stocks. REITs also issued $6.8 billion of unsecured debt, mostly at historically low interest rates.

    Despite such market conditions, equity issuance was modest in the first half of the year, as was demand for REIT shares. Common equity issuance, at $1.4 billion, was at a historical low and well below last year's $2.1

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

billion pace at mid-year. Capital flows into real estate mutual funds were $1.6 billion, compared to $2.5 billion in the first half of 2002. Largely due to capital appreciation, real estate mutual fund assets stood at a record $20 billion at mid-year, up from $15 billion just six months ago. Some observers have suggested that REITs were relatively disadvantaged by the recent tax bill's exclusion of REITs from the lowered 15% dividend tax rate for investors, because REITs already don't pay taxes at the corporate level. Nonetheless their substantial dividend yield potential (still superior to nearly all alternatives on an after-tax basis) and growth potential have enabled REITs to remain the investment of choice for many real estate and income-oriented investors.

    Finally, the matter of corporate governance has become one of the most important issues in the financial world. As the nation's leading REIT investor and a very long-term holder of these securities, we view corporate governance as one of our most important responsibilities. While REITs in general tend to score rather well in comparison to other industries, many concerns remain. In the proxy-voting period of 2003, Cohen & Steers voted in opposition to management proposals or directors on 22 separate occasions. Most of these related to poison pills, board classification and independence, and compensation. Our emphasis on corporate governance issues is not new; in 2002 we voted in opposition to management 17 times, and in 2001, 21 times.

INVESTMENT OUTLOOK

    In our opinion, the single most important investment variable today relates to the current interest rate climate and the prospect of a low-return environment for the foreseeable future. We have experienced a secular re-pricing of the cost of money, as the inflation risk premium has effectively been extinguished from the bond market. As short-term interest rates approach zero, investors, savers, retirees, pension funds, foundations and endowments, and a host of financial managers are at a loss to find appropriate means to fulfill both long-term and short-term obligations. For example, a recent survey by Morgan Stanley Research found that nearly 90% of the 292 S&P 500 component companies they surveyed have annual return expectations of 8% or more for their pension fund assets. These obligations simply cannot be satisfied through U.S. Treasury or investment grade corporate debt securities whose coupons are far below this minimum return expectation. The experience of the equity markets over the past several years has served to rein in exposure to the volatility and low current income of stocks in general. Ironically, despite this aversion to the risk of equity markets, there has been a marked shift towards alternative and riskier investments, including high yield bonds, commodities, foreign securities, hedge funds and other vehicles, a trend that, frankly, we have difficulty figuring out.

    In today's market environment, many investors are finding REITs to be a very appealing asset class. Offering the potential for high income, tangible underlying asset value, low correlation to other assets and long-term growth, REITs are becoming increasingly more appreciated by investors. Further, we believe that the prudent use of leverage -- which is plentiful today at a modern record low cost -- by real estate owners and investors has helped real estate prices have remained firm despite weak fundamentals. Moreover, in our view, it explains why REITs are trading closer to some analysts' net asset value estimates than might otherwise be expected.

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

    The entire notion of net asset value is subject to considerable debate. It is our opinion that many analysts are underestimating REIT NAVs because they are ignoring three important variables. First, the capitalization rate used to value current rental streams and the discount rate used to value future rental streams are at a low point in history, suggesting that higher valuations are warranted. Second is the replacement cost of REIT assets. From Class A downtown office buildings to dominant regional malls, the cost to replace these assets -- assuming that one could at all -- far exceeds most current value estimates of such properties. And third, since we believe we are just beginning new economic and real estate growth cycles, investors should consider the potential for real assets to appreciate as economic conditions improve. With little or no speculative building taking place, except in the apartment sector, it is unlikely that there will be a glut of new space coming on to the market just as demand is increasing. This should necessarily precipitate an increase in occupancy rates, rents and asset values.

    In our view, the key to continued positive returns from REITs is the future course of the U.S. economy. As mentioned, signs of a recovery are beginning to emerge. In light of the massive fiscal and monetary stimulus currently in place, we are confident that in the coming quarters the economy will demonstrate increasing strength.

    With respect to strategy, we are encouraged that our office sector holdings are beginning to produce positive results. In our opinion, we are early in this cycle and are making few changes except with respect to some individual holdings. We believe that regional malls, the stars of the REIT industry over the past three years, are likely to show the strongest earnings growth and therefore remain a slight overweight position. We continue to maintain a well-below market position in the shopping center sector, based on our belief that this sector is currently trading at the greatest premium to net asset value in our universe. Additionally, we remain underweight in the apartment sector, due to low demand created by ongoing incentives for, and the unparalleled attractiveness of, single-family home ownership.

    In light of the continued bull market for bonds, which only seemed to accelerate during the second quarter, some comments regarding our thoughts on REIT preferred stocks are in order. The good news for REITs is that strength in the bond market and demand generated by significant capital entering the market have presented very attractively priced opportunities. Many companies have taken advantage by issuing new preferreds, with proceeds being used to redeem higher-priced existing preferreds and for other corporate purposes. However, these factors have made REIT preferred stocks less attractive. As a result, we marginally reduced our allocation to REIT preferreds during the quarter. Subsequent to quarter-end, we have observed a reversal in the strength of the bond market, and will look to take advantage if REIT preferred pricing adjusts accordingly.

    When any sector performs as well as -- and for as long as -- REITs have, an abundance of skeptics invariably appear, both among industry analysts as well as outside observers. We remain firm in our belief that we are at the beginning of a new cycle and that real estate owners are entering the new cycle in a very strong position. Further, we are not inclined to be market timers because we have not seen any timing strategies that

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

have been consistently successful. We are confident that REITs will continue to play an important role in investors' portfolio needs.

Sincerely,

             MARTIN COHEN        ROBERT H. STEERS
             MARTIN COHEN        ROBERT H. STEERS
             President           Chairman

                       GREG E. BROOKS
                       GREG E. BROOKS
                       Portfolio Manager

    Cohen & Steers is online at COHENANDSTEERS.COM

    We have enhanced both the look and features of our Web site to give you more information about our company, our funds and the REIT market in general.

    ONLINE ACCESS is available for shareholders of Cohen & Steers funds whose accounts are held directly with Boston Financial Data Services, the fund's transfer agent. After registering, you will be able to manage your entire account online including purchasing or redeeming shares, updating account information, and checking your portfolio holdings.

    Check out our interactive Asset Allocation Tool, which allows you to hypothetically add REITs to any portfolio to see how they impact expected total returns and risk. Or try the Fund Performance Calculator and see how our funds have performed versus the S&P 500 Index or Nasdaq composite. As always, you can also get daily net asset values, fund fact sheets, portfolio highlights, recent news articles and our overall insights on the REIT market.

              So visit us today at COHENANDSTEERS.COM

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2003 (UNAUDITED)

                                                      NUMBER        VALUE         DIVIDEND
                                                    OF SHARES      (NOTE 1)        YIELD(a)
                                                    ----------   ------------   ------------
EQUITIES                                  96.44%
  COMMON STOCK                            89.09%
    DIVERSIFIED                           10.76%
         Colonial Properties Trust...............      555,000   $ 19,530,450       7.56%
         Crescent Real Estate Equities Co........    1,103,400     18,327,474       9.03
         iStar Financial.........................      200,000      7,300,000       7.26
         Vornado Realty Trust....................    1,027,600     44,803,360       6.24
                                                                 ------------
                                                                   89,961,284
                                                                 ------------
    HEALTH CARE                            6.83%
         Health Care Property Investors..........      579,700     24,550,295       7.84
         Health Care REIT........................       88,100      2,687,050       7.67
         Nationwide Health Properties............      470,900      7,501,437       9.29
         Ventas..................................    1,480,300     22,426,545       7.06
                                                                 ------------
                                                                   57,165,327
                                                                 ------------
    INDUSTRIAL                             5.67%
         Catellus Development Corp(b)............      353,700      7,781,400       0.00
         First Industrial Realty Trust...........      393,500     12,434,600       8.67
         Keystone Property Trust.................      580,600     10,746,906       7.02
         ProLogis................................      603,400     16,472,820       5.27
                                                                 ------------
                                                                   47,435,726
                                                                 ------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.

(b) Nonincome producing security.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2003 (UNAUDITED)

                                                      NUMBER        VALUE         DIVIDEND
                                                    OF SHARES      (NOTE 1)        YIELD
                                                    ----------   ------------   ------------
    OFFICE                                 25.11%
         Arden Realty............................      878,400   $ 22,794,480       7.78%
         Boston Properties.......................      552,700     24,208,260       5.75
         Brandywine Realty Trust.................    1,010,800     24,885,896       7.15
         CarrAmerica Realty Corp.................      780,800     21,714,048       7.19
         Equity Office Properties Trust..........    1,628,800     43,993,888       7.40
         Highwoods Properties....................      700,400     15,618,920       7.62
         Mack-Cali Realty Corp...................      728,300     26,495,554       6.93
         Maguire Properties......................      323,400      6,225,450       8.31
         Prentiss Properties Trust...............      803,100     24,084,969       7.47
                                                                 ------------
                                                                  210,021,465
                                                                 ------------
    OFFICE/INDUSTRIAL                      7.43%
         Kilroy Realty Corp......................      513,200     14,113,000       7.20
         Liberty Property Trust..................      752,000     26,019,200       6.94
         Mission West Properties.................      467,700      5,317,749       8.44
         Reckson Associates Realty Corp..........      473,800      9,883,468       8.15
         Reckson Associates Realty Corp. -- Class
            B....................................      318,100      6,775,530      12.16
                                                                 ------------
                                                                   62,108,947
                                                                 ------------
    RESIDENTIAL -- APARTMENT              15.08%
         Archstone-Smith Trust...................    1,377,300     33,055,200       7.13
         AvalonBay Communities...................      614,900     26,219,336       6.57
         Camden Property Trust...................      559,200     19,544,040       7.27
         Equity Residential......................      694,000     18,009,300       6.67
         Gables Residential Trust................      520,100     15,722,623       7.97
         Home Properties of New York.............       71,600      2,523,184       6.92
         Mid-America Apartment Communities.......        1,200         32,412       8.66
         Post Properties.........................      261,500      6,929,750       6.79
         Summit Properties.......................      195,900      4,045,335       6.54
                                                                 ------------
                                                                  126,081,180
                                                                 ------------
    SELF STORAGE                           0.05%
         Sovran Self Storage.....................       13,600        428,400       7.62
                                                                 ------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2003 (UNAUDITED)

                                                      NUMBER        VALUE         DIVIDEND
                                                    OF SHARES      (NOTE 1)        YIELD
                                                    ----------   ------------   ------------
    SHOPPING CENTER                       18.16%
       COMMUNITY CENTER                    5.17%
         Developers Diversified Realty Corp......      435,000   $ 12,371,400       5.77%
         Federal Realty Investment Trust.........      391,800     12,537,600       6.06
         Heritage Property Investment Trust......      353,200      9,564,656       7.75
         Kramont Realty Trust....................      236,800      3,907,200       7.88
         Ramco-Gershenson Properties Trust.......      127,400      2,968,420       7.21
         Urstadt Biddle Properties -- Class A....      150,000      1,929,000       6.53
                                                                 ------------
                                                                   43,278,276
                                                                 ------------
       REGIONAL MALL                      12.99%
         CBL & Associates Properties.............      181,700      7,813,100       6.09
         Glimcher Realty Trust...................      729,800     16,347,520       8.57
         Macerich Co.............................      661,100     23,224,443       6.49
         Mills Corp..............................      760,500     25,514,775       6.74
         Simon Property Group....................      914,700     35,700,741       6.15
                                                                 ------------
                                                                  108,600,579
                                                                 ------------
         TOTAL SHOPPING CENTER...................                 151,878,855
                                                                 ------------
              TOTAL COMMON STOCK (Identified
                cost -- $680,209,709)............                 745,081,184
                                                                 ------------
  PREFERRED STOCK                          7.35%
    DIVERSIFIED                            1.32%
         Colonial Properties Trust, 9.25%, Series
            C....................................        2,300         61,985       8.57
         Colonial Properties Trust, 8.125%,
            Series D.............................      101,000      2,645,190       7.75
         Crescent Real Estate Equities Co.,
            6.75%, Series A (Convertible)........      315,300      6,873,540       7.75
         Newcastle Investment Corp., 9.75%,
            Series B.............................       52,400      1,425,280       8.97
                                                                 ------------
                                                                   11,005,995
                                                                 ------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2003 (UNAUDITED)

                                                      NUMBER        VALUE         DIVIDEND
                                                    OF SHARES      (NOTE 1)        YIELD
                                                    ----------   ------------   ------------
    HEALTH CARE                            0.53%
         Health Care Property Investors, 8.70%,
            Series B.............................        4,500   $    113,940       8.61%
         Health Care REIT, 8.875%, Series B......       17,500        436,975       8.89
         Nationwide Health Properties, 7.677%,
            Series P.............................       50,000      3,862,500       9.94
                                                                 ------------
                                                                    4,413,415
                                                                 ------------
    HOTEL                                  0.46%
         FelCor Lodging Trust, $1.95, Series A
            (Convertible)........................       49,100        964,815       9.92
         FelCor Lodging Trust, 9.00%, Series B...       28,200        622,656      10.19
         Host Marriott Financial Trust, 6.75%
            QUIPS (Convertible)(a)...............       15,900        646,987      10.02
         Innkeepers USA Trust, 8.625%, Series
            A....................................       64,700      1,633,675       8.55
                                                                 ------------
                                                                    3,868,133
                                                                 ------------
    INDUSTRIAL                             0.38%
         Keystone Property Trust, 9.125%, Series
            D....................................      115,300      3,199,575       8.22
                                                                 ------------
    OFFICE                                 1.55%
         Alexandria Real Estate Equities, 9.10%,
            Series B.............................       42,500      1,200,625       8.07
         HRPT Properties Trust, 8.75%, Series
            B....................................      160,000      4,408,000       7.95
         Highwoods Properties, 8.625%, Series
            A....................................        7,400      7,339,875       8.70
                                                                 ------------
                                                                   12,948,500
                                                                 ------------
    OFFICE/INDUSTRIAL                      0.21%
         PS Business Parks, 8.75%, Series F......       66,300      1,793,415       8.10
                                                                 ------------

-------------------
(a) QUIPS Quarterly Income Preferred Securities.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------
                    COHEN & STEERS EQUITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2003 (UNAUDITED)

                                                      NUMBER        VALUE         DIVIDEND
                                                    OF SHARES      (NOTE 1)        YIELD
                                                    ----------   ------------   ------------
    RESIDENTIAL -- APARTMENT               0.88%
         Apartment Investment & Management Co.,
            9.375%,
            Series G.............................       73,300   $  2,026,745       8.46%
         Apartment Investment & Management Co.,
            10.10%,
            Series Q.............................       53,000      1,431,530       9.37
         Apartment Investment & Management Co.,
            10.00%,
            Series R.............................      116,600      3,177,350       9.17
         Mid-America Apartment Communities,
            8.875%, Series B.....................       18,300        462,075       8.79
         Mid-America Apartment Communities,
            9.375%, Series C.....................       10,700        273,171       9.17
                                                                 ------------
                                                                    7,370,871
                                                                 ------------
    SHOPPING CENTER                        2.02%
       COMMUNITY CENTER                    0.55%
         Commercial Net Lease Realty, 9.00%,
            Series A.............................       24,500        674,240       8.23
         Developers Diversified Realty Corp.,
            8.60%, Series F......................       68,000      1,826,480       8.00
         Ramco-Gershenson Property Trust, 9.50%,
            Series B.............................       39,300      1,082,715       8.64
         Urstadt Biddle Properties, 8.50%, Series
            C, 144A(a)...........................       10,000        974,850       8.72
                                                                 ------------
                                                                    4,558,285
                                                                 ------------
       REGIONAL MALL                       1.47%
         CBL & Associates Properties, 8.75%,
            Series B.............................       49,000      2,687,650       7.99
         Crown American Realty Trust, 11.00%,
            Series A.............................        9,800        577,710       9.33
         Mills Corp., 9.00%, Series B............      147,700      4,061,750       8.18
         Mills Corp., 9.00%, Series C............       44,000      1,210,000       8.18
         Mills Corp., 8.75%, Series E............       69,000      1,825,050       8.28
         Taubman Centers, 8.30%, Series A........       76,700      1,929,005       8.27
                                                                 ------------
                                                                   12,291,165
                                                                 ------------
         TOTAL SHOPPING CENTER...................                  16,849,450
                                                                 ------------
              TOTAL PREFERRED STOCK (Identified
                cost -- $55,690,049).............                  61,449,354
                                                                 ------------
              TOTAL EQUITIES (Identified
                cost -- $735,899,758)............                 806,530,538
                                                                 ------------

-------------------
(a) As of June 30, 2003, this security is subject to Rule 144A and is pending registration with the Securities and Exchange Commission. The fund prices this security at fair value using procedures approved by the fund's board of directors.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2003 (UNAUDITED)

                                                    PRINCIPAL       VALUE
                                                     AMOUNT        (NOTE 1)
                                                   -----------   ------------
CORPORATE BOND                            0.52%
       Host Marriott, LP, 9.50%, due 1/15/07
         (Identified cost -- $3,946,737)........   $ 4,000,000   $  4,320,000
                                                                 ------------
COMMERCIAL PAPER                          2.42%
       State Street Boston Corp., 1.10%, due
         7/1/03
         (Identified cost -- $20,221,000).......    20,221,000     20,221,000
                                                                 ------------
TOTAL INVESTMENTS (Identified
  cost -- $760,067,495) ...............   99.38%                  831,071,538
OTHER ASSETS IN EXCESS OF LIABILITIES ...  0.62%                    5,226,247
                                         ------                  ------------
NET ASSETS ............................  100.00%                 $836,297,785
                                         ------                  ------------
                                         ------                  ------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)

ASSETS:
    Investments in securities, at value (Identified
       cost -- $760,067,495) (Note 1).......................  $831,071,538
    Cash....................................................         1,074
    Dividends and interest receivable.......................     5,853,694
    Receivable for fund shares sold.........................     4,418,795
    Other assets............................................         6,804
                                                              ------------
         Total Assets.......................................   841,351,905
                                                              ------------
LIABILITIES:
    Payable for investment securities purchased.............     3,482,779
    Payable for fund shares redeemed........................       654,603
    Payable to investment advisor...........................       498,569
    Payable for shareholder servicing fees..................       135,706
    Payable for distribution fees...........................       126,558
    Payable to administrator................................        26,566
    Other liabilities.......................................       129,339
                                                              ------------
         Total Liabilities..................................     5,054,120
                                                              ------------
NET ASSETS..................................................  $836,297,785
                                                              ------------
                                                              ------------
NET ASSETS consist of:
    Paid-in capital (Notes 1 and 5).........................  $760,157,935
    Distributions in excess of net investment income........    (2,773,110)
    Accumulated net realized gain on investments............     7,908,917
    Net unrealized appreciation on investments..............    71,004,043
                                                              ------------
                                                              $836,297,785
                                                              ------------
                                                              ------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
               STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                           JUNE 30, 2003 (UNAUDITED)

CLASS A SHARES:
    NET ASSETS..............................................  $249,124,040
    Shares issued and outstanding ($0.001 par value common
       stock outstanding) (Note 5)..........................    19,675,857
                                                              ------------
    Net asset value and redemption price per share..........  $      12.66
                                                              ------------
                                                              ------------
    Maximum offering price per share ($12.66 [div] 0.955)(a)  $      13.26
                                                              ------------
                                                              ------------
CLASS B SHARES:
    NET ASSETS..............................................  $185,447,822
    Shares issued and outstanding ($0.001 par value common
       stock outstanding) (Note 5)..........................    15,041,562
                                                              ------------
    Net asset value and offering price per share(b).........  $      12.33
                                                              ------------
                                                              ------------
CLASS C SHARES:
    NET ASSETS..............................................  $339,660,290
    Shares issued and outstanding ($0.001 par value common
       stock outstanding) (Note 5)..........................    27,549,297
                                                              ------------
    Net asset value and offering price per share(b).........  $      12.33
                                                              ------------
                                                              ------------
CLASS I SHARES:
    NET ASSETS..............................................  $ 62,065,633
    Shares issued and outstanding ($0.001 par value common
       stock outstanding) (Note 5)..........................     4,839,324
                                                              ------------
    Net asset value, offering and redemption value per
       share................................................  $      12.83
                                                              ------------
                                                              ------------

-------------------
(a) On investments of $100,000 or more, the offering price is reduced.

(b) Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge which varies with the length of time shares are held.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

Investment Income (Note 1):
    Dividend income.........................................  $25,122,003
    Interest income.........................................      236,100
                                                              -----------
         Total Income.......................................   25,358,103
                                                              -----------
Expenses:
    Investment advisory fees (Note 2).......................    2,421,692
    Distribution fees -- Class A (Note 2)...................      237,657
    Distribution fees -- Class B (Note 2)...................      558,253
    Distribution fees -- Class C (Note 2)...................      983,859
    Shareholder servicing fees -- Class A (Note 2)..........       95,063
    Shareholder servicing fees -- Class B (Note 2)..........      186,084
    Shareholder servicing fees -- Class C (Note 2)..........      327,953
    Administration and transfer agent fees (Note 2).........      351,432
    Registration and filing fees............................       48,766
    Professional fees.......................................       46,053
    Custodian fees and expenses.............................       40,798
    Line of credit fees (Note 6)............................       33,456
    Directors' fees and expenses (Note 2)...................       21,724
    Miscellaneous...........................................      123,622
                                                              -----------
         Total Expenses.....................................    5,476,412
                                                              -----------
Net Investment Income.......................................   19,881,691
                                                              -----------
Net Realized and Unrealized Gain/(Loss) on Investments:
    Net realized loss on investments........................     (686,655)
    Net change in unrealized appreciation/(depreciation) on
       investments..........................................   73,986,276
                                                              -----------
         Net realized and unrealized gain/(loss) on
            investments.....................................   73,299,621
                                                              -----------
Net Increase in Net Assets Resulting from Operations........  $93,181,312
                                                              -----------
                                                              -----------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                         FOR THE             FOR THE
                                                     SIX MONTHS ENDED      YEAR ENDED
                                                      JUNE 30, 2003     DECEMBER 31, 2002
                                                      -------------     -----------------
Change in Net Assets:
    From Operations:
         Net investment income.....................    $ 19,881,691       $ 27,112,758
         Net realized gain/(loss) on investments...        (686,655)        10,913,342
         Net change in unrealized
            appreciation/(depreciation) on
            investments............................      73,986,276        (27,654,408)
                                                       ------------       ------------
              Net increase in net assets resulting
                from operations....................      93,181,312         10,371,692
                                                       ------------       ------------
    Dividends and Distributions to Shareholders
       from (Note 1):
         Net investment income:
              Class A..............................      (6,611,614)        (8,421,019)
              Class B..............................      (5,208,382)        (6,589,830)
              Class C..............................      (9,289,579)       (10,523,594)
              Class I..............................      (1,545,226)        (1,857,079)
         Net realized gain on investments:
              Class A..............................              --         (1,458,604)
              Class B..............................              --         (1,208,145)
              Class C..............................              --         (2,064,654)
              Class I..............................              --           (310,959)
         Tax return of capital:
              Class A..............................              --           (116,712)
              Class B..............................              --            (93,175)
              Class C..............................              --           (150,081)
              Class I..............................              --            (25,463)
                                                       ------------       ------------
                   Total dividends and
                     distributions to
                     shareholders..................     (22,654,801)       (32,819,315)
                                                       ------------       ------------
    Capital Stock Transactions (Note 5):
         Increase in net assets from fund share
            transactions...........................     202,748,394        272,412,465
                                                       ------------       ------------
              Total increase in net assets.........     273,274,905        249,964,842
    Net Assets:
         Beginning of period.......................     563,022,880        313,058,038
                                                       ------------       ------------
         End of period.............................    $836,297,785       $563,022,880
                                                       ------------       ------------
                                                       ------------       ------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
                        FINANCIAL HIGHLIGHTS (UNAUDITED)

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                           CLASS A
                                               ---------------------------------------------------------------
                                                FOR THE SIX            FOR THE YEAR ENDED DECEMBER 31,
                                               MONTHS ENDED    -----------------------------------------------
PER SHARE OPERATING PERFORMANCE:               JUNE 30, 2003    2002     2001     2000     1999       1998
--------------------------------               -------------   ------   ------   ------   ------   -----------
Net asset value, beginning of period.........     $11.43       $11.69   $10.72   $ 9.03   $10.31   $     12.32
                                                  ------       ------   ------   ------   ------   -----------
Income from investment operations:
    Net investment income....................       0.36         0.72     0.72     0.74     0.76          0.73
    Net realized and unrealized gain/(loss)
      on investments.........................       1.25        (0.15)    0.99     1.67    (1.32)        (2.00)
                                                  ------       ------   ------   ------   ------   -----------
        Total from investment operations.....       1.61         0.57     1.71     2.41    (0.56)        (1.27)
                                                  ------       ------   ------   ------   ------   -----------
Less dividends and distributions to
  shareholders from:
    Net investment income....................      (0.38)       (0.72)   (0.53)   (0.58)   (0.60)        (0.51)
    Net realized gain on investments.........         --        (0.10)      --       --       --            --
    Tax return of capital....................         --        (0.01)   (0.21)   (0.14)   (0.12)        (0.23)
                                                  ------       ------   ------   ------   ------   -----------
        Total dividends and distributions to
          shareholders.......................      (0.38)       (0.83)   (0.74)   (0.72)   (0.72)        (0.74)
                                                  ------       ------   ------   ------   ------   -----------
        Net increase/(decrease) in net asset
          value..............................       1.23        (0.26)    0.97     1.69    (1.28)        (2.01)
                                                  ------       ------   ------   ------   ------   -----------
Net asset value, end of period...............     $12.66       $11.43   $11.69   $10.72   $ 9.03   $     10.31
                                                  ------       ------   ------   ------   ------   -----------
                                                  ------       ------   ------   ------   ------   -----------
Total investment return(a)...................      14.31%(b)     4.73%   16.43%   27.55%   -5.42%       -10.56%(d)
                                                  ------       ------   ------   ------   ------   -----------
                                                  ------       ------   ------   ------   ------   -----------
RATIOS/SUPPLEMENTAL DATA:
------------------------
Net assets, end of period (in millions)......     $249.1       $164.6   $ 93.3   $ 44.9   $ 26.0   $      31.6
                                                  ------       ------   ------   ------   ------   -----------
                                                  ------       ------   ------   ------   ------   -----------
Ratio of expenses to average daily net assets
  (before expense reduction).................       1.31%(c)     1.32%    1.41%    1.58%    1.70%         1.92%
                                                  ------       ------   ------   ------   ------   -----------
                                                  ------       ------   ------   ------   ------   -----------
Ratio of expenses to average daily net assets
  (net of expense reduction).................       1.31%(c)     1.32%    1.41%    1.57%    1.60%         1.49%
                                                  ------       ------   ------   ------   ------   -----------
                                                  ------       ------   ------   ------   ------   -----------
Ratio of net investment income to average
  daily net assets (before expense
  reduction).................................       6.56%(c)     6.28%    6.75%    7.76%    7.50%         5.89%
                                                  ------       ------   ------   ------   ------   -----------
                                                  ------       ------   ------   ------   ------   -----------
Ratio of net investment income to average
  daily net assets
  (net of expense reduction).................       6.56%(c)     6.28%    6.75%    7.77%    7.60%         6.32%
                                                  ------       ------   ------   ------   ------   -----------
                                                  ------       ------   ------   ------   ------   -----------
Portfolio turnover rate......................      10.76%(b)    30.87%   22.20%   30.36%   62.51%        96.47%
                                                  ------       ------   ------   ------   ------   -----------
                                                  ------       ------   ------   ------   ------   -----------

-------------------

(a) Does not reflect sales charges, which would reduce return.
(b) Not annualized.
(c) Annualized.
(d) Total investment return would have been lower had certain fees not been reimbursed by the advisor.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
                FINANCIAL HIGHLIGHTS (UNAUDITED) -- (CONTINUED)

                                                                      CLASS B
                                       ---------------------------------------------------------------------
                                                                                            FOR THE PERIOD
                                        FOR THE SIX     FOR THE YEAR ENDED DECEMBER 31,    JANUARY 15, 1998(a)
                                       MONTHS ENDED    ---------------------------------        THROUGH
PER SHARE OPERATING PERFORMANCE:       JUNE 30, 2003    2002     2001     2000     1999    DECEMBER 31, 1998
--------------------------------       -------------   ------   ------   ------   ------   -----------------
Net asset value, beginning of
  period.............................     $11.17       $11.45   $10.59   $ 8.98   $10.27      $    12.35
                                          ------       ------   ------   ------   ------      ----------
Income from investment operations:
    Net investment income............       0.32         0.64     0.65     0.64     0.68            0.64
    Net realized and unrealized
      gain/(loss) on investments.....       1.22        (0.16)    0.95     1.65    (1.29)          (2.01)
                                          ------       ------   ------   ------   ------      ----------
        Total from investment
          operations.................       1.54         0.48     1.60     2.29    (0.61)          (1.37)
                                          ------       ------   ------   ------   ------      ----------
Less dividends and distributions to
  shareholders from:
    Net investment income............      (0.38)       (0.65)   (0.47)   (0.55)   (0.56)          (0.49)
    Net realized gain on
      investments....................         --        (0.10)      --       --       --              --
    Tax return of capital............         --        (0.01)   (0.27)   (0.13)   (0.12)          (0.22)
                                          ------       ------   ------   ------   ------      ----------
        Total dividends and
          distributions to
          shareholders...............      (0.38)       (0.76)   (0.74)   (0.68)   (0.68)          (0.71)
                                          ------       ------   ------   ------   ------      ----------
        Net increase/(decrease) in
          net asset value............       1.16        (0.28)    0.86     1.61    (1.29)          (2.08)
                                          ------       ------   ------   ------   ------      ----------
Net asset value, end of period.......     $12.33       $11.17   $11.45   $10.59   $ 8.98      $    10.27
                                          ------       ------   ------   ------   ------      ----------
                                          ------       ------   ------   ------   ------      ----------
Total investment return(b)...........      14.01%(d)     4.01%   15.57%   26.31%   -5.98%         -11.37%(c),(d)
                                          ------       ------   ------   ------   ------      ----------
                                          ------       ------   ------   ------   ------      ----------
RATIOS/SUPPLEMENTAL DATA:
-------------------------
Net assets, end of period (in
  millions)..........................     $185.4       $133.0   $ 85.2   $ 26.8   $ 15.1      $     10.1
                                          ------       ------   ------   ------   ------      ----------
                                          ------       ------   ------   ------   ------      ----------
Ratio of expenses to average daily
  net assets
  (before expense reduction).........       1.96%(e)     1.97%    2.04%    2.23%    2.40%           2.60%(e)
                                          ------       ------   ------   ------   ------      ----------
                                          ------       ------   ------   ------   ------      ----------
Ratio of expenses to average daily
  net assets
  (net of expense reduction).........       1.96%(e)     1.97%    2.04%    2.22%    2.26%           2.15%(e)
                                          ------       ------   ------   ------   ------      ----------
                                          ------       ------   ------   ------   ------      ----------
Ratio of net investment income to
  average daily net assets (before
  expense reduction).................       5.88%(e)     5.59%    6.12%    7.11%    7.09%           5.99%(e)
                                          ------       ------   ------   ------   ------      ----------
                                          ------       ------   ------   ------   ------      ----------
Ratio of net investment income to
  average daily net assets (net of
  expense reduction).................       5.88%(e)     5.59%    6.12%    7.12%    7.23%           6.44%(e)
                                          ------       ------   ------   ------   ------      ----------
                                          ------       ------   ------   ------   ------      ----------
Portfolio turnover rate..............      10.76%(d)    30.87%   22.20%   30.36%   62.51%          96.47%(d)
                                          ------       ------   ------   ------   ------      ----------
                                          ------       ------   ------   ------   ------      ----------

-------------------

(a) Initial offering of shares.
(b) Does not include sales charges, which would reduce return.
(c) Total investment return would have been lower had certain fees not been reimbursed by the advisor.
(d) Not annualized.
(e) Annualized.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
                FINANCIAL HIGHLIGHTS (UNAUDITED) -- (CONTINUED)

                                                                      CLASS C
                                       ---------------------------------------------------------------------
                                                                                            FOR THE PERIOD
                                        FOR THE SIX     FOR THE YEAR ENDED DECEMBER 31,    JANUARY 14, 1998(a)
                                       MONTHS ENDED    ---------------------------------        THROUGH
PER SHARE OPERATING PERFORMANCE:       JUNE 30, 2003    2002     2001     2000     1999    DECEMBER 31, 1998
--------------------------------       -------------   ------   ------   ------   ------   -----------------
Net asset value, beginning of
  period.............................     $11.17       $11.45   $10.60   $ 8.97   $10.26      $     12.31
                                          ------       ------   ------   ------   ------      -----------
Income from investment operations:
    Net investment income............       0.32         0.64     0.65     0.66     0.68             0.64
    Net realized and unrealized
      gain/(loss) on investments.....       1.22        (0.16)    0.94     1.65    (1.29)           (1.97)
                                          ------       ------   ------   ------   ------      -----------
        Total from investment
          operations.................       1.54         0.48     1.59     2.31    (0.61)           (1.33)
                                          ------       ------   ------   ------   ------      -----------
Less dividends and distributions to
  shareholders from:
    Net investment income............      (0.38)       (0.65)   (0.47)   (0.55)   (0.56)           (0.49)
    Net realized gain on
      investments....................         --        (0.10)      --       --       --               --
    Tax return of capital............         --        (0.01)   (0.27)   (0.13)   (0.12)           (0.23)
                                          ------       ------   ------   ------   ------      -----------
        Total dividends and
          distributions to
          shareholders...............      (0.38)       (0.76)   (0.74)   (0.68)   (0.68)           (0.72)
                                          ------       ------   ------   ------   ------      -----------
        Net increase/(decrease) in
          net asset value............       1.16        (0.28)    0.85     1.63    (1.29)           (2.05)
                                          ------       ------   ------   ------   ------      -----------
Net asset value, end of period.......     $12.33       $11.17   $11.45   $10.60   $ 8.97      $     10.26
                                          ------       ------   ------   ------   ------      -----------
                                          ------       ------   ------   ------   ------      -----------
Total investment return(b)...........      14.01%(d)     4.01%   15.46%   26.58%   -5.99%          -11.08%(c),(d)
                                          ------       ------   ------   ------   ------      -----------
                                          ------       ------   ------   ------   ------      -----------
RATIOS/SUPPLEMENTAL DATA:
-------------------------
Net assets, end of period (in
  millions)..........................     $339.7       $228.6   $115.4   $ 34.1   $ 19.6      $      13.2
                                          ------       ------   ------   ------   ------      -----------
                                          ------       ------   ------   ------   ------      -----------
Ratio of expenses to average daily
  net assets
  (before expense reduction).........       1.96%(e)     1.97%    2.04%    2.23%    2.39%            2.59%(e)
                                          ------       ------   ------   ------   ------      -----------
                                          ------       ------   ------   ------   ------      -----------
Ratio of expenses to average daily
  net assets
  (net of expense reduction).........       1.96%(e)     1.97%    2.04%    2.22%    2.25%            2.15%(e)
                                          ------       ------   ------   ------   ------      -----------
                                          ------       ------   ------   ------   ------      -----------
Ratio of net investment income to
  average daily net assets (before
  expense reduction).................       5.90%(e)     5.64%    6.14%    7.11%    7.09%            6.13%(e)
                                          ------       ------   ------   ------   ------      -----------
                                          ------       ------   ------   ------   ------      -----------
Ratio of net investment income to
  average daily net assets (net of
  expense reduction).................       5.90%(e)     5.64%    6.14%    7.12%    7.23%            6.57%(e)
                                          ------       ------   ------   ------   ------      -----------
                                          ------       ------   ------   ------   ------      -----------
Portfolio turnover rate..............      10.76%(d)    30.87%   22.20%   30.36%   62.51%           96.47%(d)
                                          ------       ------   ------   ------   ------      -----------
                                          ------       ------   ------   ------   ------      -----------

-------------------

(a) Initial offering of shares.
(b) Does not reflect sales charges, which will reduce return.
(c) Total investment return would have been lower had certain fees not been reimbursed by the advisor.
(d) Not annualized.
(e) Annualized.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
                FINANCIAL HIGHLIGHTS (UNAUDITED) -- (CONTINUED)

                                                                      CLASS I
                                       ---------------------------------------------------------------------
                                                                                            FOR THE PERIOD
                                        FOR THE SIX     FOR THE YEAR ENDED DECEMBER 31,     JULY 15, 1998(a)
                                       MONTHS ENDED    ---------------------------------        THROUGH
PER SHARE OPERATING PERFORMANCE:       JUNE 30, 2003    2002     2001     2000     1999    DECEMBER 31, 1998
--------------------------------       -------------   ------   ------   ------   ------   -----------------
Net asset value, beginning of
  period.............................     $11.55       $11.81   $10.78   $ 9.00   $10.28      $     11.99
                                          ------       ------   ------   ------   ------      -----------
Income from investment operations:
    Net investment income............       0.38         0.76     0.80     0.89     0.72             0.35
    Net realized and unrealized
      gain/(loss) on investments.....       1.28        (0.15)    0.97     1.64    (1.25)           (1.62)
                                          ------       ------   ------   ------   ------      -----------
        Total from investment
          operations.................       1.66         0.61     1.77     2.53    (0.53)           (1.27)
                                          ------       ------   ------   ------   ------      -----------
Less dividends and distributions to
  shareholders from:
    Net investment income............      (0.38)       (0.76)   (0.57)   (0.61)   (0.62)           (0.20)
    Net realized gain on
      investments....................         --        (0.10)      --       --       --               --
    Tax return of capital............         --        (0.01)   (0.17)   (0.14)   (0.13)           (0.24)
                                          ------       ------   ------   ------   ------      -----------
        Total dividends and
          distributions to
          shareholders...............      (0.38)       (0.87)   (0.74)   (0.75)   (0.75)           (0.44)
                                          ------       ------   ------   ------   ------      -----------
        Net increase/(decrease) in
          net asset value............       1.28        (0.26)    1.03     1.78    (1.28)           (1.71)
                                          ------       ------   ------   ------   ------      -----------
Net asset value, end of period.......     $12.83       $11.55   $11.81   $10.78   $ 9.00      $     10.28
                                          ------       ------   ------   ------   ------      -----------
                                          ------       ------   ------   ------   ------      -----------
Total investment return(b)...........      14.60%(c)     5.03%   16.90%   29.05%   -5.12%          -10.59%(b),(c)
                                          ------       ------   ------   ------   ------      -----------
                                          ------       ------   ------   ------   ------      -----------
RATIOS/SUPPLEMENTAL DATA:
-------------------------
Net assets, end of period (in
  millions)..........................     $ 62.1       $ 36.9   $ 19.2   $ 13.7   $  2.8      $       0.3
                                          ------       ------   ------   ------   ------      -----------
                                          ------       ------   ------   ------   ------      -----------
Ratio of expenses to average daily
  net assets
  (before expense reduction).........       0.96%(d)     0.97%    1.08%    1.23%    1.34%            1.54%(d)
                                          ------       ------   ------   ------   ------      -----------
                                          ------       ------   ------   ------   ------      -----------
Ratio of expenses to average daily
  net assets
  (net of expense reduction).........       0.96%(d)     0.97%    1.08%    1.22%    1.26%            1.16%(d)
                                          ------       ------   ------   ------   ------      -----------
                                          ------       ------   ------   ------   ------      -----------
Ratio of net investment income to
  average daily net assets (before
  expense reduction).................       6.91%(d)     6.66%    7.13%    8.11%    9.13%            7.48%(d)
                                          ------       ------   ------   ------   ------      -----------
                                          ------       ------   ------   ------   ------      -----------
Ratio of net investment income to
  average daily net assets (net of
  expense reduction).................       6.91%(d)     6.66%    7.13%    8.12%    9.21%            7.86%(d)
                                          ------       ------   ------   ------   ------      -----------
                                          ------       ------   ------   ------   ------      -----------
Portfolio turnover rate..............      10.76%(c)    30.87%   22.20%   30.36%   62.51%           96.47%(c)
                                          ------       ------   ------   ------   ------      -----------
                                          ------       ------   ------   ------   ------      -----------

-------------------

(a) Initial offering of shares.
(b) Total investment return would have been lower had certain fees not been reimbursed by the advisor.
(c) Not annualized.
(d) Annualized.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

    Cohen & Steers Equity Income Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on July 3, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end, nondiversified management investment company. The authorized shares of the fund are divided into four classes designated Class A, B, C, and I shares. Each of the fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

    The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day.

    Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

    Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Cohen & Steers Capital Management, Inc. to be over-the-counter, but excluding securities admitted to trading on the Nasdaq national list, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the board of directors deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the board of directors believes most closely reflect the value of such securities.

    Short-term debt securities, which have a maturity value of 60 days or less, are valued at amortized cost, which approximates value.

    Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for accounting and tax purposes.

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly. Distributions to shareholders are recorded on the ex-dividend date. Dividends are automatically reinvested in full and fractional shares of the fund based on the net asset value per share at the close of business on the ex-dividend date unless the shareholder has elected to have them paid in cash.

    A portion of the fund's dividend may consist of amounts in excess of net investment income derived from nontaxable components of the dividends from the fund's portfolio investments. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually.

    Dividends from net income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from generally accepted accounting principles.

    Federal Income Taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

NOTE 2. INVESTMENT ADVISORY AND ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment Advisory Fees: Cohen & Steers Capital Management, Inc. (the advisor) serves as the fund's investment advisor pursuant to an investment advisory agreement (the advisory agreement). Under the terms of the advisory agreement, the advisor provides the fund with the day-to-day investment decisions and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the fund's board of directors. For the services provided to the fund, the advisor receives a monthly management fee in an amount equal to 1/12th of 0.75% of the average daily net assets of the fund. For the six months ended June 30, 2003, the fund incurred $2,421,692 in advisory fees.

    Administration Fees: The fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the fund and receives a fee of 0.02% of the fund's average daily net assets. For the six months ended June 30, 2003, the fund paid the advisor $64,578 in fees under this administration agreement.

    Distribution Fees: Cohen & Steers Securities, LLC (the distributor), an affiliated entity of Cohen & Steers Capital Management, Inc., distributes the shares of the fund.

    The fund has adopted a distribution plan (the plan) on behalf of the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the fund may not incur distribution fees which exceed an

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 0.75% of the average daily net assets attributable to the Class B and Class C shares For the six months ended June 30, 2003, the fund paid $1,779,769 in fees under the plan.

    Shareholder Servicing Fees: The fund has adopted a shareholder services plan which provides that the fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the fund may pay the shareholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the fund's Class A shares and up to 0.25% of the average daily net asset value of the fund's Class B and C shares. For the six months ended June 30, 2003, the fund paid $609,100 under the shareholder servicing plan.

    Directors' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the advisor. None of the directors and officers so affiliated received compensation from the fund for their services. For the six months ended June 30, 2003, fees and related expenses accrued for nonaffiliated directors totaled $21,724.

NOTE 3. PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2003 totaled $264,003,040 and $68,578,643, respectively.

NOTE 4. INCOME TAXES

    At June 30, 2003 the cost of investments and net unrealized depreciation for federal income tax purposes were as follows:

Aggregate cost....................................  $760,067,495
                                                    ------------
                                                    ------------
Gross unrealized appreciation.....................  $ 79,755,079
Gross unrealized depreciation.....................  $ (8,751,036)
                                                    ------------
Net unrealized appreciation.......................  $ 71,004,043
                                                    ------------
                                                    ------------

    Net investment income and net realized gains differ for financial statement and tax purposes primarily due to return of capital and capital gain distributions received by the fund on portfolio securities. To the extent such differences are permanent in nature, such amounts are reclassified within the capital accounts. Short-term capital gains are reflected in the financial statements as realized gains on investments but are typically reclassified as ordinary income for tax purposes.

--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

NOTE 5. CAPITAL STOCK

    The fund is authorized to issue 200 million shares of capital stock, par value $0.001 per share. The board of directors of the fund may increase or decrease the aggregate number of shares of common stock that the fund has authority to issue. Transactions in fund shares were as follows:

                                       FOR THE                     FOR THE
                                  SIX MONTHS ENDED               YEAR ENDED
                                    JUNE 30, 2003             DECEMBER 31, 2002
                              -------------------------   -------------------------
                                SHARES        AMOUNT        SHARES        AMOUNT
                              ----------   ------------   ----------   ------------
CLASS A:
Sold.......................    7,854,903   $ 93,306,029    9,957,452   $120,267,487
Issued as reinvestment of
  dividends................      304,946      3,664,618      429,583      5,105,534
Redeemed...................   (2,886,574)   (33,459,320)  (3,964,624)   (47,209,619)
                              ----------   ------------   ----------   ------------
Net increase...............    5,273,275   $ 63,511,327    6,422,411   $ 78,163,402
                              ----------   ------------   ----------   ------------
                              ----------   ------------   ----------   ------------

                                     FOR THE                    FOR THE
                                SIX MONTHS ENDED              YEAR ENDED
                                  JUNE 30, 2003            DECEMBER 31, 2002
                             -----------------------   -------------------------
                              SHARES       AMOUNT        SHARES        AMOUNT
                             ---------   -----------   ----------   ------------
CLASS B:
Sold.......................  3,713,628   $43,044,957    5,827,715   $ 68,701,368
Issued as reinvestment of
  dividends................     84,951       995,709       95,347      1,112,708
Redeemed...................   (659,768)   (7,540,200)  (1,457,581)   (16,946,475)
                             ---------   -----------   ----------   ------------
Net increase...............  3,138,811   $36,500,466    4,465,481   $ 52,867,601
                             ---------   -----------   ----------   ------------
                             ---------   -----------   ----------   ------------

                                     FOR THE                     FOR THE
                                SIX MONTHS ENDED               YEAR ENDED
                                  JUNE 30, 2003             DECEMBER 31, 2002
                            -------------------------   -------------------------
                              SHARES        AMOUNT        SHARES        AMOUNT
                            ----------   ------------   ----------   ------------
CLASS C:
Sold......................   8,399,789   $ 97,429,448   12,290,578   $144,545,239
Issued as reinvestment of
  dividends...............     157,592      1,847,904      164,767      1,917,333
Redeemed..................  (1,462,902)   (16,724,577)  (2,076,089)   (23,991,499)
                            ----------   ------------   ----------   ------------
Net increase..............   7,094,479   $ 82,552,775   10,379,256   $122,471,073
                            ----------   ------------   ----------   ------------
                            ----------   ------------   ----------   ------------

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.
            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

                                     FOR THE                    FOR THE
                                SIX MONTHS ENDED              YEAR ENDED
                                  JUNE 30, 2003            DECEMBER 31, 2002
                             -----------------------   -------------------------
                              SHARES       AMOUNT        SHARES        AMOUNT
                             ---------   -----------   -----------   -----------
CLASS I:
Sold.......................  2,026,565   $24,474,221     1,689,436   $20,434,570
Issued as reinvestment of
  dividends................    101,448     1,233,096       122,895     1,480,769
Redeemed...................   (478,870)   (5,523,491)     (251,966)   (3,004,950)
                             ---------   -----------   -----------   -----------
Net increase...............  1,649,143   $20,183,826     1,560,365   $18,910,389
                             ---------   -----------   -----------   -----------
                             ---------   -----------   -----------   -----------

NOTE 6. BORROWINGS

    The fund, in conjunction with Cohen & Steers Institutional Realty Shares, Inc., Cohen & Steers Realty Shares, Inc., and Cohen & Steers Special Equity Fund, Inc. has entered into a $200,000,000 credit agreement (the credit agreement) with Fleet National Bank, as administrative agent, State Street Bank and Trust Company, as operations agent, and the lenders identified in the credit agreement.

    During the six months ended June 30, 2003, the fund had no loans outstanding. For the six months ended June 30, 2003, the fund paid commitment fees of $33,456.

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                    AVERAGE ANNUAL TOTAL RETURNS -- CLASS A
                   (PERIODS ENDED JUNE 30, 2003) (UNAUDITED)

         ONE YEAR                     FIVE YEARS             SINCE INCEPTION (9/2/97)
---------------------------   ---------------------------   ---------------------------
 INCLUDING      EXCLUDING      INCLUDING      EXCLUDING      INCLUDING      EXCLUDING
SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE
------------   ------------   ------------   ------------   ------------   ------------
   1.09%          5.85%          7.95%          8.95%          8.06%          8.92%

    Returns on the fund's other share classes will vary because of differing expense ratios and sales charges.

--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

                          MEET THE COHEN & STEERS FAMILY OF OPEN-END FUNDS:

             FOR HIGH CURRENT INCOME:                          FOR TOTAL RETURN:
                  COHEN & STEERS                                COHEN & STEERS
                EQUITY INCOME FUND                               REALTY SHARES

      IDEAL FOR INVESTORS SEEKING A HIGH DIVIDEND         IDEAL FOR INVESTORS SEEKING MAXIMUM TOTAL
      YIELD AND CAPITAL APPRECIATION, INVESTING           RETURN THROUGH BOTH CURRENT INCOME AND
      PRIMARILY IN REITS                                  CAPITAL APPRECIATION, INVESTING PRIMARILY IN
      A, B, C AND I SHARES AVAILABLE                      REITS
      SYMBOLS: CSEIX, CSBIX, CSCIX, CSDIX                 SYMBOL: CSRSX

              FOR CAPITAL APPRECIATION:                        FOR TOTAL RETURN:
                  COHEN & STEERS                                COHEN & STEERS
                SPECIAL EQUITY FUND                        INSTITUTIONAL REALTY SHARES

      IDEAL FOR INVESTORS SEEKING MAXIMUM CAPITAL         IDEAL FOR INVESTORS SEEKING MAXIMUM TOTAL
      APPRECIATION, INVESTING IN A LIMITED NUMBER         RETURN THROUGH BOTH CURRENT INCOME AND
      OF REITS AND OTHER REAL ESTATE COMPANIES            CAPITAL APPRECIATION, INVESTING PRIMARILY IN
      CONCENTRATED, HIGHLY FOCUSED PORTFOLIO              REITS
      SYMBOL: CSSPX                                       OFFERS LOW TOTAL EXPENSE RATIO
                                                          HIGHER MINIMUM PURCHASE REQUIRED
                                                          SYMBOL: CSRIX

                          FOR MORE INFORMATION ABOUT ANY COHEN & STEERS FUND
                           OR TO OBTAIN A PROSPECTUS PLEASE CONTACT US AT:
                     1-800-330-REIT, OR VISIT OUR WEB SITE AT COHENANDSTEERS.COM

     THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT EACH FUND INCLUDING ALL CHARGES AND EXPENSES,
                           AND SHOULD BE READ CAREFULLY BEFORE YOU INVEST.

--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------
                     COHEN & STEERS EQUITY INCOME FUND, INC.

OFFICERS AND DIRECTORS                   KEY INFORMATION

Robert H. Steers                         INVESTMENT ADVISOR
Director and chairman                    Cohen & Steers Capital Management, Inc.
                                         757 Third Avenue
Martin Cohen                             New York, NY 10017
Director and president                   (212) 832-3232

Gregory C. Clark                         SUBADMINISTRATOR AND CUSTODIAN
Director                                 State Street Bank and Trust Company
                                         225 Franklin Street
Bonnie Cohen                             Boston, MA 02110
Director
                                         TRANSFER AGENT
George Grossman                          Boston Financial Data Services, Inc.
Director                                 Two Heritage Drive
                                         North Quincy, MA 02171
Richard J. Norman                        (800) 437-9912
Director
                                         LEGAL COUNSEL
Willard H. Smith Jr.                     Simpson Thacher & Bartlett
Director                                 425 Lexington Avenue
                                         New York, NY 10017
Greg E. Brooks
Vice president                           DISTRIBUTOR
                                         Cohen & Steers Securities, LLC
Adam Derechin                            757 Third Avenue
Vice president and assistant treasurer   New York, NY 10017

Lawrence B. Stoller                      Nasdaq Symbol: Class A - CSEIX
Assistant secretary                                     Class B - CSBIX
                                                        Class C - CSCIX
                                                        Class I - CSDIX

                                         Web site: cohenandsteers.com

                                         Net asset value (NAV) can be found in
                                         the daily mutual fund listings in the
                                         financial section of most major
                                         newspapers under Cohen & Steers.

                                         This report is authorized for delivery
                                         only to shareholders of Cohen & Steers
                                         Equity Income Fund, Inc. unless
                                         accompanied or preceded by the delivery
                                         of a currently effective prospectus
                                         setting forth details of the fund. Past
                                         performance is of course no guarantee
                                         of future results and your investment
                                         may be worth more or less at the time
                                         you sell.

--------------------------------------------------------------------------------
                                       27

  COHEN & STEERS
EQUITY INCOME FUND

SEMIANNUAL REPORT
 JUNE 30, 2003

COHEN & STEERS
EQUITY INCOME FUND
757 THIRD AVENUE
NEW YORK, NY 10017




                         STATEMENT OF DIFFERENCES
                         ------------------------

The division sign shall be expressed as................................. [div]

The section symbol shall be expressed as................................ 'SS'